Note 2 - Summary of Significant Accounting Policies (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Allowance for Doubtful Accounts Receivable, Current	$ 15,000	$ 0	$ 3,818
Amortization of Intangible Assets		$ 10,920	$ 10,920
Canadian Government Grants [Member]
Number of Grants Received		30
Grants Receivable		$ 1,100,000
Canadian Government Grants [Member] | Minimum [Member]
Grant Term	180 days	180 days
Canadian Government Grants [Member] | Maximum [Member]
Grant Term	1 year 180 days	1 year 180 days
Other Assets [Member]
Deposits Assets, Noncurrent		$ 27,467